Label	Element	Value
Pacific Global Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACIFIC GLOBAL ETF TRUST

PACIFIC GLOBAL SENIOR LOAN ETF

NYSE Arca Ticker: FLRT

Supplement Dated July 30, 2020

to the Fund’s Prospectus and Summary Prospectus, each dated December 27, 2019, as supplemented January 9, 2020

Please be advised, effective as of the date of this Supplement, the expense example found in the Fund’s Prospectus and Summary Prospectus is replaced in its entirety with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Pacific Global Senior Loan ETF
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock

You should read this Supplement in conjunction with the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information, each dated December 27, 2019, as supplemented January 9, 2020.  These documents provide information that you should know about the Fund before investing and have been filed with the Securities and Exchange Commission.  These documents are available upon request and without charge by calling the Fund toll-free at 1-866-933-2398. Please retain this Supplement for future reference.

Pacific Global Senior Loan ETF | Pacific Global Senior Loan ETF
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 69
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 218